OTHER GAIN (LOSS) (Tables)	12 Months Ended
Dec. 31, 2022
Other Income and Expenses [Abstract]
Schedule of Other Gain (Loss)	Other gain (loss) is as follows (in thousands):

	Year Ended December 31,
	2022	2021
Other gain (loss), net
Forgiveness of PPP Loan	$—	$161
Total other gain (loss), net	$—	$161